UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21971

XTF Advisors Trust

(Exact name of registrant as specified in charter)

110 Wall Street, 18th Floor, New York, NY 10005

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC, 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

12/31

Date of reporting period: 12/31/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

XTF Advisors Trust

CLASS I & II SHARES

ETF 2010, ETF 2015, ETF 2020, ETF 2025, ETF 2030, ETF 2040+

ANNUAL REPORT

as of December 31, 2007

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

Fellow Shareholders:

We are pleased to present you with the Annual Report for the ETF Target Date Portfolios. For period May 1, 2007-December 31, 2007, the total net return on our ETF 2040+ portfolio was -2.60% versus its composite benchmark which returned -0.61%. The ETF 2030 portfolio returned -1.60% over the same period, compared to its benchmark which returned -0.61%. The ETF 2025 portfolio returned -0.20% for the period, outperforming its composite benchmark which lost -1.51%. The ETF 2020 portfolio returned -1.10%, and outperformed its composite benchmark which lost -1.61%. The ETF 2015 portfolio returned -0.30%, and outperformed its composite benchmark which lost -1.50%. The ETF 2010 portfolio returned -0.90% slightly underperforming its composite benchmark which lost -0.40%. From May 1, 2007 - December 31, 2007, the Wilshire 5000 returned 0.11% and the Lehman Aggregate Bond Index returned 4.87%.

The performance cited represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data cited. Investment returns and principal value can fluctuate widely, so an investor's shares, when sold, may be worth more or less than their original cost.

2007 marked an extraordinary increase in day-to-day and intraday volatility in equity prices. We have not experienced such significant price swings (particularly intraday) since 2000. High intraday volatility levels posed some difficulties in the implementation of our investment strategies—particularly in portfolios with relatively small asset bases (the ETF 2010, the ETF 2030 and the ETF 2040+, for example). If assets happen to flow into these funds on highly volatile days, the negative impact potential is considerable. Trading into market turbulence was the primary cause for any underperformance in these funds relative to their benchmarks. In the effort to maintain our investment objective, we are required to implement a full vesting strategy. At times this worked against optimum performance results.

HIGHLIGHTS

- The fund's broad diversification and its ability to make tactical shifts to increase or decrease equity exposure is designed to help long-term investors participate in market upswings and to help protect on the downside over periods of difficult market conditions.
- 2007 was a challenging year. Markets were turbulent causing wide vacillation in the technical factors of our model and, by the end of the year, considerable deterioration in our equity risk measures.
- By end of 2007, we were underweight in small caps—the poorest performing equity asset class for the year.
- Looking ahead, we are extremely concerned at the levels of risk across all equities, and are closely monitoring all factors of each asset class.

The XTF Tactical Model

For much of 2007, the tactical model that drives our equity and bond weightings was overweight in equities relative to both fixed income and real estate. In general, this produced handsome month-to-month outperformance relative to our benchmarks. In fact, with the exception of our November results, any underperformance was due to the price swings mentioned above coinciding with flows into the funds.

We Underweighted Small-Caps. Towards the end of 2007 (in November) we underweighted the domestic small-cap equity portion of the portfolio. The fundamentals and risk characteristics of small-caps had deteriorated to the point that their risk-adjusted expected returns were inferior relative to bonds. The risk characteristics across the other major equity classes (large-cap, mid-cap, and international equities) also began to deteriorate towards the end of 2007. Note that it is the risk factors of equities that are essential to how we determine the relative attractiveness of equities versus bonds—and by the end of 2007, equities were not looking so promising (despite the relatively low interest rates in the bond markets). However, the fundamentals for large-cap, mid-cap and international equities remained intact through the end of 2007, hence we maintained our largely overweight position. This is often how our model operates: fundamental factors tend to weaken more gradually versus the economic, risk and technical components tracked by our model.

Market Environment
U.S. stocks declined in the fourth quarter of 2007, given fears that rising fuel prices, real estate recession, and the subprime crisis would likely ripple through the economic system and create a serious economic slowdown. Consumer spending also flattened in 2007 while the Federal Reserve implemented an aggressive expansive monetary policy that produced attractively low real interest rates.

Volatility and Technical Factors Market volatility was extremely high (the CBOE Volatility Index gained nearly 20 percent), and in the fall, the S&P 500 Index suffered its first correction in about five years. The volatility in the market caused the technical factors in our model to fluctuate quite a bit. They ended the year in decidedly negative territory.

If the levels of volatility at the end of 2007 are sustained, we believe it will not bode well for equities in 2008. This is of concern to us at XTF but we are closely monitoring our portfolios to manage this risk.

We thank you for being an ETF Target Date shareholder.

Respectfully submitted,

Gerald W. Buetow, PHD, CFA
Chief Investment Officer, XTF

Net annual operating expenses of 0.65% for the Target Date ETF series (Class I) reflect fee waivers and/or reimbursements. The Fund's investment adviser has contractually agreed to waive fees and/or reimburse expenses through April 30, 2008, to ensure that the net annual fund expenses (excluding certain fees such as 12(b)1 fees, taxes, and the fees and expenses of the underlying ETFs) will not exceed 0.65%, for the possible recoupment from the Fund in future years. Without these waivers, the total annual expenses would have been 34.75% (ETF 2010), 33.41% (ETF 2015), 13.53% (ETF 2020), 22.94% (ETF 2025), 16.39% (ETF 2030), and 20.98% (ETF 2040+), and performance shown would have been lower.

Net annual operating expenses of 0.90% for the Target Date ETF series (Class II) reflect fee waivers and/or reimbursements. The Fund's investment adviser has contractually agreed to waive fees and/or reimburse expenses through April 30, 2008, to ensure that the net annual fund expenses (excluding certain fees such as 12(b)1 fees, taxes, and the fees and expenses of the underlying ETFs) will not exceed 0.90%, for the possible recoupment from the Fund in future years. Without these waivers, the total annual expenses would have been 208.64% (ETF 2010), 119.35% (ETF 2015), 26.10% (ETF 2020), 199.29% (ETF 2025), 128.19% (ETF 2030), and 547.41% (ETF 2040+), and performance shown would have been lower.

An investor should consider the investment objectives, risks, charges and expenses of the portfolio before investing. The prospectus contains this and other information. **Please read the prospectus carefully before you invest. To obtain a prospectus, go to www.xtf.com or call XTF at 866-XTF-ETFS (866-983-3837).**

XTF portfolios are distributed by Aquarius Fund Distributors LLC, member of FINRA/SIPC.
Not FDIC Insured * May Lose Value * Not Bank Guaranteed

110 WALL STREET, 18TH FLOOR, NEW YORK, NY 10005
TEL: 646-873-8400 • TOLL FREE: 866-983-ETFS (3837) • WWW.XTF.COM

02/04/2008: 0410-AFD-2/5/2008

INVESTMENT REVIEW (Unaudited)

ETF 2010 Portfolio

Objective: The Portfolio seeks capital appreciation, preservation of capital and income generation.

Cumulative Performance: May 1, 2007-December 31, 2007
Initial Investment of $10,000

Average Annual Total Returns		Final Value
	Periods Ended December 31, 2007	of a $10,000
	Since Inception*	Investment
XTF Advisors Trust - ETF 2010 Portfolio Cl. I	-0.90%	$9,910
Dow Jones Wilshire 5000 Index	0.11%	$10,011
Lehman Aggregate Bond Index	4.87%	$10,487
ETF 2010 Portfolio Blended Benchmark	-0.40%	$9,960

* Performance for the fund and its comparative standards is calculated since the fund's inception date: May 1, 2007.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value will fluctuate, so that when shares are redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end, please call (866) 983-3837. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

Fund Asset Allocation as a percentage of Market Value**

** Excludes short-term investments and cash equivalents.

The Lehman Brothers Aggregate Bond Index is an unmanaged index whichrepresents the U.S. investment grade, fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities.) Investors cannot invest directly in an index.

The Dow Jones Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. Investors cannot invest directly in an index.

The ETF 2010 Portfolio Blended Benchmark is derived by applying the fund's target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 24% S&P 500 Total Return, 8% MSCI US Mid Cap 450, 9% Russell 2000 Index, 19% MSCI EAFE Index,
29% Lehman Intermediate Government Index, and 11% FTSE NAREIT Index. The composite index changes over time with the fund's asset allocation.

INVESTMENT REVIEW (Unaudited)

ETF 2010 Portfolio

Objective: The Portfolio seeks capital appreciation, preservation of capital and income generation.

Cumulative Performance: May 1, 2007-December 31, 2007
Initial Investment of $10,000

Average Annual Total Returns		Final Value
	Periods Ended December 31, 2007	of a $10,000
	Since Inception*	Investment
XTF Advisors Trust - ETF 2010 Portfolio Cl. II	-0.90%	$9,910
Dow Jones Wilshire 5000 Index	0.11%	$10,011
Lehman Aggregate Bond Index	4.87%	$10,487
ETF 2010 Portfolio Blended Benchmark	-0.40%	$9,960

* Performance for the fund and its comparative standards is calculated since the fund's inception date: May 1, 2007.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value will fluctuate, so that when shares are redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end, please call (866) 983-3837. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

Fund Asset Allocation as a percentage of Market Value**

** Excludes short-term investments and cash equivalents.

The Lehman Brothers Aggregate Bond Index is an unmanaged index whichrepresents the U.S. investment grade, fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities.) Investors cannot invest directly in an index.

The Dow Jones Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. Investors cannot invest directly in an index.

The ETF 2010 Portfolio Blended Benchmark is derived by applying the fund's target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 24% S&P 500 Total Return, 8% MSCI US Mid Cap 450, 9% Russell 2000 Index, 19% MSCI EAFE Index,
29% Lehman Intermediate Government Index, and 11% FTSE NAREIT Index. The composite index changes over time with the fund's asset allocation.

INVESTMENT REVIEW (Unaudited)

ETF 2015 Portfolio

Objective: The Portfolio seeks capital appreciation, preservation of capital and income generation.

Cumulative Performance: May 1, 2007-December 31, 2007
Initial Investment of $10,000

Average Annual Total Returns		Final Value
	Periods Ended December 31, 2007	of a $10,000
	Since Inception*	Investment
XTF Advisors Trust - ETF 2015 Portfolio Cl. I	-0.30%	$9,970
Dow Jones Wilshire 5000 Index	0.11%	$10,011
Lehman Aggregate Bond Index	4.87%	$10,487
ETF 2015 Portfolio Blended Benchmark	-1.50%	$9,850

* Performance for the fund and its comparative standards is calculated since the fund's inception date: May 1, 2007.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value will fluctuate, so that when shares are redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end, please call (866) 983-3837. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

Fund Asset Allocation as a percentage of Market Value**

** Excludes short-term investments and cash equivalents.

The Lehman Brothers Aggregate Bond Index is an unmanaged index whichrepresents the U.S. investment grade, fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities.) Investors cannot invest directly in an index.

The Dow Jones Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. Investors cannot invest directly in an index.

The ETF 2015 Portfolio Blended Benchmark is derived by applying the fund's target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 29% S&P 500 Total Return, 11.50% MSCI US Mid Cap 450, 11.50% Russell 2000 Index, 23% MSCI EAFE Index,
14% Lehman Intermediate Government Index, and 11% FTSE NAREIT Index. The composite index changes over time with the fund's asset allocation.

INVESTMENT REVIEW (Unaudited)

ETF 2015 Portfolio

Objective: The Portfolio seeks capital appreciation, preservation of capital and income generation.

Cumulative Performance: May 1, 2007-December 31, 2007
Initial Investment of $10,000

Average Annual Total Returns		Final Value
	Periods Ended December 31, 2007	of a $10,000
	Since Inception*	Investment
XTF Advisors Trust - ETF 2015 Portfolio Cl. II	-0.30%	$9,970
Dow Jones Wilshire 5000 Index	0.11%	$10,011
Lehman Aggregate Bond Index	4.87%	$10,487
ETF 2015 Portfolio Blended Benchmark	-1.50%	$9,850

* Performance for the fund and its comparative standards is calculated since the fund's inception date: May 1, 2007.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value will fluctuate, so that when shares are redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end, please call (866) 983-3837. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

Fund Asset Allocation as a percentage of Market Value**

** Excludes short-term investments and cash equivalents.

The Lehman Brothers Aggregate Bond Index is an unmanaged index whichrepresents the U.S. investment grade, fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities.) Investors cannot invest directly in an index.

The Dow Jones Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. Investors cannot invest directly in an index.

The ETF 2015 Portfolio Blended Benchmark is derived by applying the fund's target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 29% S&P 500 Total Return, 11.50% MSCI US Mid Cap 450, 11.50% Russell 2000 Index, 23% MSCI EAFE Index,
14% Lehman Intermediate Government Index, and 11% FTSE NAREIT Index. The composite index changes over time with the fund's asset allocation.

INVESTMENT REVIEW (Unaudited)

ETF 2020 Portfolio

Objective: The Portfolio seeks capital appreciation, preservation of capital and income generation.

Cumulative Performance: May 1, 2007-December 31, 2007
Initial Investment of $10,000

Average Annual Total Returns		Final Value
	Periods Ended December 31, 2007	of a $10,000
	Since Inception*	Investment
XTF Advisors Trust - ETF 2020 Portfolio Cl. I	-1.10%	$9,890
Dow Jones Wilshire 5000 Index	0.11%	$10,011
Lehman Aggregate Bond Index	4.87%	$10,487
ETF 2020 Portfolio Blended Benchmark	-1.61%	$9,839

* Performance for the fund and its comparative standards is calculated since the fund's inception date: May 1, 2007.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value will fluctuate, so that when shares are redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end, please call (866) 983-3837. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

Fund Asset Allocation as a percentage of Market Value**

** Excludes short-term investments and cash equivalents.

The Lehman Brothers Aggregate Bond Index is an unmanaged index whichrepresents the U.S. investment grade, fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities.) Investors cannot invest directly in an index.

The Dow Jones Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. Investors cannot invest directly in an index.

The ETF 2020 Portfolio Blended Benchmark is derived by applying the fund's target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 30% S&P 500 Total Return, 14.25% MSCI US Mid Cap 450, 14% Russell 2000 Index, 24.25% MSCI EAFE Index,
8.50% Lehman Intermediate Government Index, and 9% FTSE NAREIT Index. The composite index changes over time with the fund's asset allocation.

INVESTMENT REVIEW (Unaudited)

ETF 2020 Portfolio

Objective: The Portfolio seeks capital appreciation, preservation of capital and income generation.

Cumulative Performance: May 1, 2007-December 31, 2007
Initial Investment of $10,000

Average Annual Total Returns		Final Value
	Periods Ended December 31, 2007	of a $10,000
	Since Inception*	Investment
XTF Advisors Trust - ETF 2020 Portfolio Cl. II	-1.10%	$9,890
Dow Jones Wilshire 5000 Index	0.11%	$10,011
Lehman Aggregate Bond Index	4.87%	$10,487
ETF 2020 Portfolio Blended Benchmark	-1.61%	$9,839

* Performance for the fund and its comparative standards is calculated since the fund's inception date: May 1, 2007.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value will fluctuate, so that when shares are redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end, please call (866) 983-3837. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

Fund Asset Allocation as a percentage of Market Value**

** Excludes short-term investments and cash equivalents.

The Lehman Brothers Aggregate Bond Index is an unmanaged index whichrepresents the U.S. investment grade, fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities.) Investors cannot invest directly in an index.

The Dow Jones Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. Investors cannot invest directly in an index.

The ETF 2020 Portfolio Blended Benchmark is derived by applying the fund's target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 30% S&P 500 Total Return, 14.25% MSCI US Mid Cap 450, 14% Russell 2000 Index, 24.25% MSCI EAFE Index,
8.50% Lehman Intermediate Government Index, and 9% FTSE NAREIT Index. The composite index changes over time with the fund's asset allocation.

INVESTMENT REVIEW (Unaudited)

ETF 2025 Portfolio

Objective: The Portfolio seeks capital appreciation, preservation of capital and income generation.

Cumulative Performance: May 1, 2007-December 31, 2007
Initial Investment of $10,000

Average Annual Total Returns		Final Value
	Periods Ended December 31, 2007	of a $10,000
	Since Inception*	Investment
XTF Advisors Trust - ETF 2025 Portfolio Cl. I	-0.20%	$9,980
Dow Jones Wilshire 5000 Index	0.11%	$10,011
Lehman Aggregate Bond Index	4.87%	$10,487
ETF 2025 Portfolio Blended Benchmark	-1.51%	$9,849

* Performance for the fund and its comparative standards is calculated since the fund's inception date: May 1, 2007.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value will fluctuate, so that when shares are redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end, please call (866) 983-3837. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

Fund Asset Allocation as a percentage of Market Value**

** Excludes short-term investments and cash equivalents.

The Lehman Brothers Aggregate Bond Index is an unmanaged index whichrepresents the U.S. investment grade, fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities.) Investors cannot invest directly in an index.

The Dow Jones Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. Investors cannot invest directly in an index.

The ETF 2025 Portfolio Blended Benchmark is derived by applying the fund's target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 30% S&P 500 Total Return, 18% MSCI US Mid Cap 450, 17% Russell 2000 Index, 25% MSCI EAFE Index,
4% Lehman Intermediate Government Index, and 6% FTSE NAREIT Index. The composite index changes over time with the fund's asset allocation.

INVESTMENT REVIEW (Unaudited)

ETF 2025 Portfolio

Objective: The Portfolio seeks capital appreciation, preservation of capital and income generation.

Cumulative Performance: May 1, 2007-December 31, 2007
Initial Investment of $10,000

Average Annual Total Returns		Final Value
	Periods Ended December 31, 2007	of a $10,000
	Since Inception*	Investment
XTF Advisors Trust - ETF 2025 Portfolio Cl. II	-0.20%	$9,980
Dow Jones Wilshire 5000 Index	0.11%	$10,011
Lehman Aggregate Bond Index	4.87%	$10,487
ETF 2025 Portfolio Blended Benchmark	-1.51%	$9,849

* Performance for the fund and its comparative standards is calculated since the fund's inception date: May 1, 2007.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value will fluctuate, so that when shares are redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end, please call (866) 983-3837. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

Fund Asset Allocation as a percentage of Market Value**

** Excludes short-term investments and cash equivalents.

The Lehman Brothers Aggregate Bond Index is an unmanaged index whichrepresents the U.S. investment grade, fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities.) Investors cannot invest directly in an index.

The Dow Jones Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. Investors cannot invest directly in an index.

The ETF 2025 Portfolio Blended Benchmark is derived by applying the fund's target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 30% S&P 500 Total Return, 18% MSCI US Mid Cap 450, 17% Russell 2000 Index, 25% MSCI EAFE Index,
4% Lehman Intermediate Government Index, and 6% FTSE NAREIT Index. The composite index changes over time with the fund's asset allocation.

INVESTMENT REVIEW (Unaudited)

ETF 2030 Portfolio

Objective: The Portfolio seeks capital appreciation, preservation of capital and income generation.

Cumulative Performance: May 1, 2007-December 31, 2007
Initial Investment of $10,000

Average Annual Total Returns		Final Value
	Periods Ended December 31, 2007	of a $10,000
	Since Inception*	Investment
XTF Advisors Trust - ETF 2030 Portfolio Cl. I	-1.60%	$9,840
Dow Jones Wilshire 5000 Index	0.11%	$10,011
ETF 2030 Portfolio Blended Benchmark	-0.61%	$9,939

* Performance for the fund and its comparative standards is calculated since the fund's inception date: May 1, 2007.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value will fluctuate, so that when shares are redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end, please call (866) 983-3837. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

Fund Asset Allocation as a percentage of Market Value**

** Excludes short-term investments and cash equivalents.

The Dow Jones Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. Investors cannot invest directly in an index.

The ETF 2030 Portfolio Blended Benchmark is derived by applying the fund's target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 33% S&P 500 Total Return, 20% MSCI US Mid Cap 450, 19% Russell 2000 Index and 28% MSCI EAFE Index.
The composite index changes over time with the fund's asset allocation.

INVESTMENT REVIEW (Unaudited)

ETF 2030 Portfolio

Objective: The Portfolio seeks capital appreciation, preservation of capital and income generation.

Cumulative Performance: May 1, 2007-December 31, 2007
Initial Investment of $10,000

Average Annual Total Returns		Final Value
	Periods Ended December 31, 2007	of a $10,000
	Since Inception*	Investment
XTF Advisors Trust - ETF 2030 Portfolio Cl. II	-1.60%	$9,840
Dow Jones Wilshire 5000 Index	0.11%	$10,011
ETF 2030 Portfolio Blended Benchmark	-0.61%	$9,939

* Performance for the fund and its comparative standards is calculated since the fund's inception date: May 1, 2007.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value will fluctuate, so that when shares are redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end, please call (866) 983-3837. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

Fund Asset Allocation as a percentage of Market Value**

** Excludes short-term investments and cash equivalents.

The Dow Jones Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. Investors cannot invest directly in an index.

The ETF 2030 Portfolio Blended Benchmark is derived by applying the fund's target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 33% S&P 500 Total Return, 20% MSCI US Mid Cap 450, 19% Russell 2000 Index and 28% MSCI EAFE Index.
The composite index changes over time with the fund's asset allocation.

INVESTMENT REVIEW (Unaudited)

ETF 2040 Plus Portfolio

Objective: The Portfolio seeks capital appreciation, preservation of capital and income generation.

Cumulative Performance: May 1, 2007-December 31, 2007
Initial Investment of $10,000

Average Annual Total Returns		Final Value
	Periods Ended December 31, 2007	of a $10,000
	Since Inception*	Investment
XTF Advisors Trust - ETF 2040 Plus Portfolio Cl. I	-2.60%	$9,740
Dow Jones Wilshire 5000 Index	0.11%	$10,011
ETF 2040 Plus Portfolio Blended Benchmark	-0.61%	$9,939

* Performance for the fund and its comparative standards is calculated since the fund's inception date: May 1, 2007.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value will fluctuate, so that when shares are redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end, please call (866) 983-3837. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

Fund Asset Allocation as a percentage of Market Value**

** Excludes short-term investments and cash equivalents.

The Dow Jones Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. Investors cannot invest directly in an index.

The ETF 2040 Plus Portfolio Blended Benchmark is derived by applying the fund's target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 33% S&P 500 Total Return, 20% MSCI US Mid Cap 450, 19% Russell 2000 Index and 28% MSCI EAFE Index.
The composite index changes over time with the fund's asset allocation.

INVESTMENT REVIEW (Unaudited)

ETF 2040 Plus Portfolio

Objective: The Portfolio seeks capital appreciation, preservation of capital and income generation.

Cumulative Performance: May 1, 2007-December 31, 2007
Initial Investment of $10,000

Average Annual Total Returns		Final Value
	Periods Ended December 31, 2007	of a $10,000
	Since Inception*	Investment
XTF Advisors Trust - ETF 2040 Plus Portfolio Cl. II	-2.60%	$9,740
Dow Jones Wilshire 5000 Index	0.11%	$10,011
ETF 2040 Plus Portfolio Blended Benchmark	-0.61%	$9,939

* Performance for the fund and its comparative standards is calculated since the fund's inception date: May 1, 2007.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value will fluctuate, so that when shares are redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end, please call (866) 983-3837. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

Fund Asset Allocation as a percentage of Market Value**

** Excludes short-term investments and cash equivalents.

The Dow Jones Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. Investors cannot invest directly in an index.

The ETF 2040 Plus Portfolio Blended Benchmark is derived by applying the fund's target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 33% S&P 500 Total Return, 20% MSCI US Mid Cap 450, 19% Russell 2000 Index and 28% MSCI EAFE Index.
The composite index changes over time with the fund's asset allocation.

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2010 PORTFOLIO
December 31, 2007

Shares			Value
	Exchange Traded Funds - 104.40%
	Equity Exchange Traded Funds - 72.07%
253	iShares MSCI EAFE Index Fund		$ 19,861
87	iShares Russell 2000 Index Fund		6,605
178	SPDR Trust Series I		26,052
114	Vanguard Mid-Cap ETF		8,633
			61,151
	Fixed Income Exchange Traded Funds - 23.71%
32	iShares Goldman Sachs Investop Corp. Bond Fund		3,373
73	iShares Lehman 1-3 Year Treasury Bond Fund		6,000
69	iShares Lehman 7-10 Year Treasury Bond Fund		6,001
51	iShares Lehman 20+ Year Treasury Bond Fund		4,743
			20,117
	Real Estate Exchange Traded Funds - 8.62%
119	Vanguard REIT ETF		7,316

	Total Exchange Traded Funds (Cost $90,286)		88,584

	Short-Term Investments - 7.96%
6,752	Blackrock Temp Fund Dollar Class #20, 4.59%, 1/2/08* (Cost $6,752)		6,752

	TOTAL INVESTMENTS (Cost $97,038) (a)	112.36%	$ 95,336

	Liabilities in excess of other assets	-12.36%	(10,489)

	TOTAL NET ASSETS	100.00%	$ 84,847

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is $97,109 and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 825
	Unrealized depreciation:		(2,598)
	Net unrealized depreciation:		$ (1,773)

	* Money market fund; interest rate reflects seven day effective yield on December 31, 2007.

See accompanying notes which are an integral part of these financial statements.

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2015 PORTFOLIO
December 31, 2007

Shares			Value
	Exchange Traded Funds - 82.30%
	Equity Exchange Traded Funds - 71.25%
372	iShares MSCI EAFE Index Fund		$ 29,202
132	iShares Russell 2000 Index Fund		10,021
262	SPDR Trust Series I		38,347
200	Vanguard Mid-Cap ETF		15,146
			92,716
	Fixed Income Exchange Traded Funds - 6.42%
17	iShares Goldman Sachs Investop Corp. Bond Fund		1,792
25	iShares Lehman 1-3 Year Treasury Bond Fund		2,055
24	iShares Lehman 7-10 Year Treasury Bond Fund		2,087
26	iShares Lehman 20+ Year Treasury Bond Fund		2,418
			8,352
	Real Estate Exchange Traded Funds - 4.63%
98	Vanguard REIT ETF		6,025

	Total Exchange Traded Funds (Cost $111,862)		107,093

	Short-Term Investments - 5.05%
6,573	Blackrock Temp Fund Dollar Class #20, 4.59%, 1/2/08* (Cost $6,573)		6,573

	TOTAL INVESTMENTS (Cost $118,435) (a)	87.35%	$ 113,666

	Assets in excess of other liabilites	12.65%	16,463

	TOTAL NET ASSETS	100.00%	$ 130,129

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is $118,506 and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 235
	Unrealized depreciation:		(5,075)
	Net unrealized depreciation:		$ (4,840)

	* Money market fund; interest rate reflects seven day effective yield on December 31, 2007.

See accompanying notes which are an integral part of these financial statements.

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2020 PORTFOLIO
December 31, 2007

Shares			Value
	Exchange Traded Funds - 101.44%
	Equity Exchange Traded Funds - 95.71%
1,479	iShares MSCI EAFE Index Fund		$ 116,102
621	iShares Russell 2000 Index Fund		47,146
510	iShares S&P 500 Index Fund		74,837
511	SPDR Trust Series I		74,790
935	Vanguard Mid-Cap ETF		70,808
			383,683
	Fixed Income Exchange Traded Funds - 2.82%
20	iShares Goldman Sachs Investop Corp. Bond Fund		2,108
34	iShares Lehman 1-3 Year Treasury Bond Fund		2,794
32	iShares Lehman 7-10 Year Treasury Bond Fund		2,783
39	iShares Lehman 20+ Year Treasury Bond Fund		3,627
			11,312
	Real Estate Exchange Traded Funds - 2.91%
190	Vanguard REIT ETF		11,681

	Total Exchange Traded Funds (Cost $415,033)		406,676

	Short-Term Investments - 0.50%
2,009	Blackrock Temp Fund Dollar Class #20, 4.59%, 1/2/08* (Cost $2,009)		2,009

	TOTAL INVESTMENTS (Cost $417,042) (a)	101.94%	$ 408,685

	Liabilities in excess of other assets	-1.94%	(7,794)

	TOTAL NET ASSETS	100.00%	$ 400,891

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is $419,101 and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 50
	Unrealized depreciation:		(10,466)
	Net unrealized depreciation:		$ (10,416)

	* Money market fund; interest rate reflects seven day effective yield on December 31, 2007.

See accompanying notes which are an integral part of these financial statements.

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2025 PORTFOLIO
December 31, 2007

Shares			Value
	Exchange Traded Funds - 97.83%
	Equity Exchange Traded Funds - 92.74%
1,242	iShares MSCI EAFE Index Fund		$ 97,497
631	iShares Russell 2000 Index Fund		47,906
178	iShares S&P 500 Index Fund		26,120
626	SPDR Trust Series I		91,621
938	Vanguard Mid-Cap ETF		71,035
			334,179
	Fixed Income Exchange Traded Funds - 2.04%
22	iShares Lehman 1-3 Year Treasury Bond Fund		1,808
21	iShares Lehman 7-10 Year Treasury Bond Fund		1,826
40	iShares Lehman 20+ Year Treasury Bond Fund		3,720
			7,354
	Real Estate Exchange Traded Funds - 3.05%
179	Vanguard REIT ETF		11,005

	Total Exchange Traded Funds (Cost $352,571)		352,538

	Short-Term Investments - 2.52%
9,062	Blackrock Temp Fund Dollar Class #20, 4.59%, 1/2/08* (Cost $9,062)		9,062

	TOTAL INVESTMENTS (Cost $361,633) (a)	100.35%	$ 361,600

	Liabilities in excess of other assets	-0.35%	(1,262)

	TOTAL NET ASSETS	100.00%	$ 360,338

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is $362,870 and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 549
	Unrealized depreciation:		(1,819)
	Net unrealized depreciation:		$ (1,270)

	* Money market fund; interest rate reflects seven day effective yield on December 31, 2007.

See accompanying notes which are an integral part of these financial statements.

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2030 PORTFOLIO
December 31, 2007

Shares			Value
	Exchange Traded Funds - 99.00%
	Equity Exchange Traded Funds - 99.00%
2,028	iShares MSCI EAFE Index Fund		$ 159,198
1,134	iShares Russell 2000 Index Fund		86,093
593	iShares S&P 500 Index Fund		87,017
750	SPDR Trust Series I		109,770
1,572	Vanguard Mid-Cap ETF		119,048
			561,126

	Total Exchange Traded Funds (Cost $581,505)		561,126

	Short-Term Investments - 1.84%
10,414	Blackrock Temp Fund Dollar Class #20, 4.59%, 1/2/08* (Cost $10,414)		10,414

	TOTAL INVESTMENTS (Cost $591,919) (a)	100.84%	$ 571,540

	Liabilities in excess of other assets	-0.84%	(4,739)

	TOTAL NET ASSETS	100.00%	$ 566,801

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is $594,192 and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ -
	Unrealized depreciation:		(22,652)
	Net unrealized depreciation:		$ (22,652)

	* Money market fund; interest rate reflects seven day effective yield on December 31, 2007.

See accompanying notes which are an integral part of these financial statements.

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2040 PLUS PORTFOLIO
December 31, 2007

Shares			Value
	Exchange Traded Funds - 99.80%
	Equity Exchange Traded Funds - 99.80%
1,058	iShares MSCI EAFE Index Fund		$ 83,053
587	iShares Russell 2000 Index Fund		44,565
329	iShares S&P 500 Index Fund		48,277
350	SPDR Trust Series I		51,226
794	Vanguard Mid-Cap ETF		60,130
			287,251

	Total Exchange Traded Funds (Cost $293,951)		287,251

	Short-Term Investments - 3.22%
9,281	Blackrock Temp Fund Dollar Class #20, 4.59%, 1/2/08* (Cost $9,281)		9,281

	TOTAL INVESTMENTS (Cost $303,232) (a)	103.02%	$ 296,532

	Liabilities in excess of other assets	-3.02%	(8,690)

	TOTAL NET ASSETS	100.00%	$ 287,842

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is $304,944 and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ -
	Unrealized depreciation:		(8,412)
	Net unrealized depreciation:		$ (8,412)

	* Money market fund; interest rate reflects seven day effective yield on December 31, 2007.

See accompanying notes which are an integral part of these financial statements.

December 31, 2007

STATEMENT OF ASSETS AND LIABILITIES

	ETF 2010	ETF 2015	ETF 2020	ETF 2025	ETF 2030	ETF 2040
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Plus Portfolio
Assets:
Investments, at cost	$ 97,038	$ 118,435	$ 417,042	$ 361,633	$ 591,919	$ 303,232
Investments in securities,
at value	$ 88,584	$ 107,093	$ 406,676	$ 352,538	$ 561,126	$ 287,251
Short-term investments	6,752	6,573	2,009	9,062	10,414	9,281
Receivable from advisor	-	-	81	-	977	-
Interest and dividends
receivable	773	1,043	3,981	3,342	5,449	2,852
Receivable for fund shares sold	-	26,680	-	6,954	1,411	-
Prepaid expenses and
other assets	794	794	794	794	794	794
Total Assets	96,903	142,183	413,541	372,690	580,171	300,178

Liabilities:
Administration fees payable	746	916	3,580	2,104	4,999	2,432
Due to advisor	3,722	3,525	-	2,320	-	1,736
Accrued expenses and
other liabilities	7,588	7,613	9,070	7,928	8,371	8,168
Total Liabilities	12,056	12,054	12,650	12,352	13,370	12,336

Net Assets	$ 84,847	$ 130,129	$ 400,891	$ 360,338	$ 566,801	$ 287,842

Net Assets:
Paid in capital	85,349	133,809	408,173	358,651	582,755	292,892
Undistributed net investment
income (loss)	1,431	1,494	5,603	3,996	6,829	3,623
Accumulated net realized gain
(loss) on investments	(231)	(405)	(4,528)	(2,276)	(2,404)	(1,973)
Net unrealized appreciation
(depreciation) of investments	(1,702)	(4,769)	(8,357)	(33)	(20,379)	(6,700)
Net Assets	$ 84,847	$ 130,129	$ 400,891	$ 360,338	$ 566,801	$ 287,842

Net Asset Value Per Share:
Class I
Net Assets	$ 84,837	$ 130,119	$ 400,881	$ 360,328	$ 566,791	$ 287,832
Shares of beneficial
interest outstanding (a)	8,561	13,048	40,534	36,103	57,589	29,543
Net asset value
per share (b)	$ 9.91	$ 9.97	$ 9.89	$ 9.98	$ 9.84	$ 9.74
Class II
Net Assets	$ 10	$ 10	$ 10	$ 10	$ 10	$ 10
Shares of beneficial
interest outstanding (a)	1	1	1	1	1	1
Net asset value
per share (b)	$ 9.91	$ 9.97	$ 9.89	$ 9.98	$ 9.84	$ 9.74

(a)	Unlimited number of shares authorized, no par value.
(b)	Redemption price per share.

See accompanying notes which are an integral part of these financial statements.

For the Period Ended December 31, 2007 (a)

STATEMENT OF OPERATIONS

	ETF 2010	ETF 2015	ETF 2020	ETF 2025	ETF 2030	ETF 2040
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Plus Portfolio
Investment Income:
Interest income	$ 107	$ 105	$ 259	$ 302	$ 429	$ 243
Dividend income	1,596	1,673	6,806	4,178	7,240	3,951
Total Investment Income	1,703	1,778	7,065	4,480	7,669	4,194

Operating Expenses:
Investment advisory fees	209	220	1,129	374	646	438
Professional fees	10,312	10,318	10,781	10,396	10,536	10,430
Administration fees	2,898	3,022	13,538	4,805	7,981	5,579
Custodian fees	649	636	2,576	754	656	1,100
Compliance officer fees	223	235	1,207	399	693	472
Printing expense	140	148	758	251	435	296
Trustees' fees	78	82	419	139	241	164
Miscellaneous expenses	28	27	144	47	82	55
Total Operating Expenses	14,537	14,688	30,552	17,165	21,270	18,534
Less: Expenses waived and
reimbursed	(14,265)	(14,404)	(29,090)	(16,681)	(20,430)	(17,963)
Net Operating Expenses	272	284	1,462	484	840	571

Net Investment Income (Loss)	1,431	1,494	5,603	3,996	6,829	3,623

Realized and
Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on
Investments	(231)	(405)	(4,528)	(2,276)	(2,404)	(1,973)
Net change in unrealized
appreciation (depreciation)
from Investments	(1,702)	(4,769)	(8,357)	(33)	(20,379)	(6,700)
Net Realized and
Unrealized Gain (Loss)
on Investments	(1,933)	(5,174)	(12,885)	(2,309)	(22,783)	(8,673)

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ (502)	$ (3,680)	$ (7,282)	$ 1,687	$ (15,954)	$ (5,050)

(a) The Portfolios commenced operations on May 1, 2007.

See accompanying notes which are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	ETF 2010	ETF 2015	ETF 2020	ETF 2025	ETF 2030	ETF 2040
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Plus Portfolio
	For the	For the	For the	For the	For the	For the
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007 (a)	2007 (a)	2007 (a)	2007 (a)	2007 (a)	2007 (a)

Operations:
Net investment income (loss)	$ 1,431	$ 1,494	$ 5,603	$ 3,996	$ 6,829	$ 3,623
Net realized gain (loss) on
investments	(231)	(405)	(4,528)	(2,276)	(2,404)	(1,973)
Net change in unrealized
appreciation (depreciation)
on investments	(1,702)	(4,769)	(8,357)	(33)	(20,379)	(6,700)
Net increase (decrease) in
net assets resulting
from operations	(502)	(3,680)	(7,282)	1,687	(15,954)	(5,050)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	88,278	135,457	491,403	424,694	756,434	335,665
Class II	10	10	10	10	10	10
Reinvestment of dividends
and distributions
Class I	-	-	-	-	-	-
Class II	-	-	-	-	-	-
Cost of shares redeemed
Class I	(2,939)	(1,658)	(83,240)	(66,053)	(173,689)	(42,783)
Class II	-	-	-	-	-	-
Net increase (decrease) in net
assets from share transactions
of beneficial interest	85,349	133,809	408,173	358,651	582,755	292,892

Total Increase (Decrease)
in Net Assets	84,847	130,129	400,891	360,338	566,801	287,842

Net Assets:
Beginning of period	-	-	-	-	-	-
End of period*	$ 84,847	$ 130,129	$ 400,891	$ 360,338	$ 566,801	$ 287,842
* Includes undistributed
net investment income
(loss) at end of period	$ 1,431	$ 1,494	$ 5,603	$ 3,996	$ 6,829	$ 3,623

(a) The Portfolios commenced operations on May 1, 2007.

See accompanying notes which are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

Period Ended December 31, 2007

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The XTF Advisors Trust (the “Trust”) was organized on October 9, 2006 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Trust commenced investment operations on May 1, 2007.  The Trust consists of seven operating portfolios, six of which are discussed in these financial statements: the ETF 2010 Portfolio; the ETF 2015 Portfolio; the ETF 2020 Portfolio; the ETF 2025 Portfolio; the ETF 2030 Portfolio and the ETF 2040 Plus Portfolio (collectively, the “Portfolios”).  The Trust offers these Portfolios to insurance companies for their variable annuity and/or variable life insurance contracts.   XTF Advisors, LLC (the “Advisor”) serves as the Trust’s Advisor. Gemini Fund Services, LLC (“GFS”), serves the Trust as administrator, transfer agent and fund accounting agent, and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC.

    The ETF 2010 Portfolio; the ETF 2015 Portfolio; the ETF 2020 Portfolio; the ETF 2025 Portfolio; the ETF 2030 Portfolio and the ETF 2040 Plus Portfolio are diversified portfolios.

Portfolio	Primary Objective
ETF 2010 Portfolio	Capital appreciation, preservation of capital and income generation
ETF 2015 Portfolio	Capital appreciation, preservation of capital and income generation
ETF 2020 Portfolio	Capital appreciation, preservation of capital and income generation
ETF 2025 Portfolio	Capital appreciation, preservation of capital and income generation
ETF 2030 Portfolio	Capital appreciation, preservation of capital and income generation
ETF 2040 Plus Portfolio	Capital appreciation, preservation of capital and income generation

     Currently, the Portfolios offer Class I and Class II shares.   Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  Please see the Trust’s prospectus for additional details.

     The following is a summary of significant accounting policies consistently followed by the Portfolios:

    (a)    Valuation of Investments

     Equity securities, including shares of ETFs, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price or, in the case of NASDAQ securities, the NASDAQ Official Closing Price ("NOCP").  Lacking a last sale price or NOCP, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

(b) Federal Income Tax

     It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.

NOTES TO FINANCIAL STATEMENTS

Period Ended December 31, 2007 (Continued)

     Capital loss carry forwards, as of each Portfolio’s most recent tax year-end, available to offset future capital gains, if any, are as follows:

Portfolio	2015
ETF 2010 Portfolio	$---
ETF 2015 Portfolio	---
ETF 2020 Portfolio	204
ETF 2025 Portfolio	---
ETF 2030 Portfolio	131
ETF 2040 Plus Portfolio	---

   The fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits.  As of and during the period ended December 31, 2007, the Portfolios did not have a liability for unrecognized tax benefits.  The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Portfolios did not incur any interest or penalties.

 (c) Security Transactions and Other Income

     Security transactions are recorded on the trade date.  In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

(d) Dividends and Distributions

     The following table summarizes each Portfolio’s dividend and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
ETF 2010 Portfolio	Annually	Annually
ETF 2015 Portfolio	Annually	Annually
ETF 2020 Portfolio	Annually	Annually
ETF 2025 Portfolio	Annually	Annually
ETF 2030 Portfolio	Annually	Annually
ETF 2040 Plus Portfolio	Annually	Annually

     Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book-tax” differences are either permanent or temporary in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital.

(e) Allocation of Expenses

     Expenses specifically attributable to a particular Portfolio are borne by that Portfolio.  Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis.

(f) Other

     The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.   Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS

Period Ended December 31, 2007 (Continued)

2.

ADVISORY FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The advisory fees are payable to the Advisor monthly by the Portfolios and are computed daily at the following annual rates of the Portfolio's average daily net assets: 0.50% for the ETF 2010 Portfolio; the ETF 2015 Portfolio; the ETF 2020 Portfolio; the ETF 2025 Portfolio; the ETF 2030 Portfolio and the ETF 2040 Plus Portfolio.

     For the period ended December 31, 2007, the Advisor waived $209 for ETF 2010, $220 for ETF 2015, $1,129 for ETF 2020, $374 for ETF 2025, $646 for ETF 2030, $438 for ETF 2040 Plus and reimbursed expenses in the amounts of $14,056 for ETF 2010, $14,184 for ETF 2015, $27,961 for ETF 2020, $16,307 for ETF 2025, $19,784 for ETF 2030, and $17,525 for ETF 2040 Plus Portfolio.

(b) GFS provides administrative services to each Portfolio including fund administration, fund accounting and transfer agency services, pursuant to an Administration Agreement with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.  Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $42,000 per Portfolio or

Trust asset based fees of:

-

15 basis points or 0.15% per annum on the first $250 million in net assets

-

10 basis points or 0.10% per annum on $250 million to $500 million in net assets

-

8 basis points or 0.08% per annum on $500 million to $1 billion in net assets

-

3 basis points or 0.03% per annum on assets from $1 billion to $3 billion

-      1.75 basis points or 0.0175% per annum on assets greater than $3 billion

 In addition, certain affiliates of GFS provide ancillary services to the Trust as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended December 31, 2007, the Portfolios incurred expenses of $3,229 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  Printing services prices vary according to available discounts.  For the period ended December 31, 2007, the Trust paid GemCom $4,572 for EDGAR and printing services performed.

Certain officers of the Administrator are also officers of the Trust.

     (c) Each Portfolio has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”).  Each Portfolio will pay Aquarius Fund Distributors, LLC (the “Distributor”) for certain distribution and promotion expenses related to marketing Class II shares of the Portfolio. The amount payable annually by each Portfolio is 0.25% of its average daily net assets.

The Distributor is an affiliate of the Advisor.

Class I shares do not assess a Rule 12b-1 Fee.

Class I and II shares are offered at net asset value.

 (d) The Advisor has contractually agreed to waive its advisory fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), 12b-1 fees, fees and expenses of acquired (underlying) funds, taxes, and extraordinary expenses, do not exceed a maximum of 0.65% of Class I and II shares, of the average daily net assets through April 30, 2008.  The addition of excluded expenses may cause a Portfolio’s Total Annual Fund Operating Expenses to exceed the maximum amount of 0.65% for Class I and II, agreed to by the Advisor. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the period ended December 31, 2007, there were no recaptures made by the Advisor.  As of December 31, 2007, there was $224,833 of fee waivers from the Portfolios subject to recapture by the Advisor through December 31 of the years below:

NOTES TO FINANCIAL STATEMENTS

Period Ended December 31, 2007 (Continued)

Portfolio	2010
ETF 2010 Portfolio	$14,265
ETF 2015 Portfolio	14,404
ETF 2020 Portfolio	29,090
ETF 2025 Portfolio	16,681
ETF 2030 Portfolio	20,430
ETF 2040 Plus Portfolio	17,963

3.   INVESTMENT TRANSACTIONS

     (a) For the period ended December 31, 2007, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios were as follows:

Portfolio	Purchases	Sales
ETF 2010 Portfolio	$93,495	$2,978
ETF 2015 Portfolio	117,230	4,963
ETF 2020 Portfolio	556,422	136,861
ETF 2025 Portfolio	412,931	58,083
ETF 2030 Portfolio	750,945	167,036
ETF 2040 Plus Portfolio	324,465	28,540

4.

AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

     Each Portfolio has unlimited shares of beneficial interest authorized at $.01 par value per share.  For the periods indicated, transactions were as follows:

	Class I Shares	Class II Shares
	For the Period Ended December 31, 2007 (a)	For the Period Ended December 31, 2007 (a)
ETF 2010 Portfolio
Issued	8,852	1
Redeemed	(291)	--
Net Increase (Decrease) in Shares	8,561	1
ETF 2015 Portfolio
Issued	13,211	1
Redeemed	(163)	--
Net Increase (Decrease) in Shares	13,048	1
ETF 2020 Portfolio
Issued	48,898	1
Redeemed	(8,364)	--
Net Increase (Decrease) in Shares	40,534	1
ETF 2025 Portfolio
Issued	42,623	1
Redeemed	(6,520)	--
Net Increase (Decrease) in Shares	36,103	1
ETF 2030 Portfolio
Issued	74,295	1
Redeemed	(16,706)	--
Net Increase (Decrease) in Shares	57,589	1
ETF 2040 Plus Portfolio
Issued	33,869	1
Redeemed	(4,326)	--
Net Increase (Decrease) in Shares	29,543	1

(a)

The Portfolios commenced operations on May 1, 2007.

NOTES TO FINANCIAL STATEMENTS

Period Ended December 31, 2007 (Continued)

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

         As of each of the Portfolio’s tax year-end, the components of distributable earnings on a tax basis were as follows:

Portfolio	Capital Loss Carryforwards	Undistributed Long Term Capital Gains	Post October Loss Deferrals	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Total	Total
ETF 2010 Portfolio	$---	$---	$(160)	$1,431	$(1,773)	$(502)	$---
ETF 2015 Portfolio	---	---	(334)	1,494	(4,840)	(3,680)	---
ETF 2020 Portfolio	(204)	---	(2,265)	5,603	(10,416)	(7,282)	---
ETF 2025 Portfolio	---	---	(1,039)	3,996	(1,270)	1,687	---
ETF 2030 Portfolio	(131)	---	---	6,829	(22,652)	(15,954)	---
ETF 2040 Plus Portfolio	---	---	(261)	3,623	(8,412)	(5,050)	---

     The difference between book basis and tax basis distributable earnings, if any, is primarily due to the tax deferral of losses on wash sales and the tax deferral of losses incurred after October 31.

6.   CONTROL OWNERSHIP

         The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act.  As of December 31, 2007, Pacific Select held 100% of the voting securities of the ETF 2010 Portfolio, 88.51% of the ETF 2015 Portfolio, 95.07% of the ETF 2020 Portfolio, 95.85% of the ETF 2025 Portfolio, 99.13% of the ETF 2030 Portfolio, 98.31% of the ETF 2040 Plus Portfolio, for the benefit of others.

7.   SUBSEQUENT EVENT

          Effective February 22, 2008, the Advisor resigned.  Concurrently, the Board of Trustees unanimously voted to appoint CLS Investment Firm, LLC ("CLS"), an affiliate of GFS, to serve as the Trust's advisor effective February 25, 2008.  Accordingly, CLS will contractually assume responsibilities in accordance with the previous advisory and waiver agreements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

ETF 2010 Portfolio - Class I Shares

		For the
		Period Ended
		December 31,
		2007(1)
Net Asset Value, Beginning of Period		$ 10.00
Income (Loss) from Investment Operations:
	Net investment income (loss) (2)	0.23
	Net realized and unrealized gain (loss) (2)	(0.32)
	Total from investment operations	(0.09)

Net Asset Value, End of Period		$ 9.91

Total Return (4)*		-0.90%
Ratios and Supplemental Data:
	Net assets, end of period (000s)	$ 85
	Ratio of net operating expenses to average net assets (3)(5)	0.65%
	Ratio of gross operating expenses to average net assets (3)(5)	34.75%
	Ratio of net investment income (loss) to average net assets (3)(5)(6)	3.42%
	Portfolio Turnover Rate (4)	4%

ETF 2015 Portfolio - Class I Shares

		For the
		Period Ended
		December 31,
		2007(1)
Net Asset Value, Beginning of Period		$ 10.00
Income (Loss) from Investment Operations:
	Net investment income (loss) (2)	0.23
	Net realized and unrealized gain (loss) (2)	(0.26)
	Total from investment operations	(0.03)

Net Asset Value, End of Period		$ 9.97

Total Return (4)*		-0.30%
Ratios and Supplemental Data:
	Net assets, end of period (000s)	$ 130
	Ratio of net operating expenses to average net assets (3)(5)	0.65%
	Ratio of gross operating expenses to average net assets (3)(5)	33.41%
	Ratio of net investment income (loss) to average net assets (3)(5)(6)	3.40%
	Portfolio Turnover Rate (4)	7%
(1)	ETF 2010 Portfolio and ETF 2015 Portfolio commenced operations May 1, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Annualized for periods less than one year.
(4)	Not annualized.
(5)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment
	companies in which each Fund invests.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

ETF 2020 Portfolio - Class I Shares

		For the
		Period Ended
		December 31,
		2007(1)
Net Asset Value, Beginning of Period		$ 10.00
Income (Loss) from Investment Operations:
	Net investment income (loss) (2)	0.17
	Net realized and unrealized gain (loss) (2)	(0.28)
	Total from investment operations	(0.11)

Net Asset Value, End of Period		$ 9.89

Total Return (4)*		-1.10%
Ratios and Supplemental Data:
	Net assets, end of period (000s)	$ 401
	Ratio of net operating expenses to average net assets (3)(5)	0.65%
	Ratio of gross operating expenses to average net assets (3)(5)	13.53%
	Ratio of net investment income (loss) to average net assets (3)(5)(6)	2.48%
	Portfolio Turnover Rate (4)	38%

ETF 2025 Portfolio - Class I Shares

		For the
		Period Ended
		December 31,
		2007(1)
Net Asset Value, Beginning of Period		$ 10.00
Income (Loss) from Investment Operations:
	Net investment income (loss) (2)	0.36
	Net realized and unrealized gain (loss) (2)	(0.38)
	Total from investment operations	(0.02)

Net Asset Value, End of Period		$ 9.98

Total Return (4)*		-0.20%
Ratios and Supplemental Data:
	Net assets, end of period (000s)	$ 360
	Ratio of net operating expenses to average net assets (3)(5)	0.65%
	Ratio of gross operating expenses to average net assets (3)(5)	22.94%
	Ratio of net investment income (loss) to average net assets (3)(5)(6)	5.34%
	Portfolio Turnover Rate (4)	43%
(1)	ETF 2020 Portfolio and ETF 2025 Portfolio commenced operations May 1, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Annualized for periods less than one year.
(4)	Not annualized.
(5)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment
	companies in which each Fund invests.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

ETF 2030 Portfolio - Class I Shares

		For the
		Period Ended
		December 31,
		2007(1)
Net Asset Value, Beginning of Period		$ 10.00
Income (Loss) from Investment Operations:
	Net investment income (loss) (2)	0.36
	Net realized and unrealized gain (loss) (2)	(0.52)
	Total from investment operations	(0.16)

Net Asset Value, End of Period		$ 9.84

Total Return (4)*		-1.60%
Ratios and Supplemental Data:
	Net assets, end of period (000s)	$ 567
	Ratio of net operating expenses to average net assets (3)(5)	0.65%
	Ratio of gross operating expenses to average net assets (3)(5)	16.39%
	Ratio of net investment income (loss) to average net assets (3)(5)(6)	5.27%
	Portfolio Turnover Rate (4)	79%

ETF 2040 Plus Portfolio - Class I Shares

		For the
		Period Ended
		December 31,
		2007(1)
Net Asset Value, Beginning of Period		$ 10.00
Income (Loss) from Investment Operations:
	Net investment income (loss) (2)	0.28
	Net realized and unrealized gain (loss) (2)	(0.54)
	Total from investment operations	(0.26)

Net Asset Value, End of Period		$ 9.74

Total Return (4)*		-2.60%
Ratios and Supplemental Data:
	Net assets, end of period (000s)	$ 288
	Ratio of net operating expenses to average net assets (3)(5)	0.65%
	Ratio of gross operating expenses to average net assets (3)(5)	20.98%
	Ratio of net investment income (loss) to average net assets (3)(5)(6)	4.11%
	Portfolio Turnover Rate (4)	18%
(1)	ETF 2030 Portfolio and ETF 2040 Plus Portfolio commenced operations May 1, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Annualized for periods less than one year.
(4)	Not annualized.
(5)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment
	companies in which each Fund invests.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

ETF 2010 Portfolio - Class II Shares

		For the
		Period Ended
		December 31,
		2007(1)
Net Asset Value, Beginning of Period		$ 10.00
Income (Loss) from Investment Operations:
	Net investment income (loss) (2)	0.17
	Net realized and unrealized gain (loss) (2)	(0.26)
	Total from investment operations	(0.09)

Net Asset Value, End of Period		$ 9.91

Total Return*		-0.90%
Ratios and Supplemental Data:
	Net assets, end of period	$ 10
	Ratio of net operating expenses to average net assets (3)(5)	0.90%
	Ratio of gross operating expenses to average net assets (3)(5)	208.64%
	Ratio of net investment income (loss) to average net assets (3)(5)(6)	2.51%
	Portfolio Turnover Rate (4)	4%

ETF 2015 Portfolio - Class II Shares

		For the
		Period Ended
		December 31,
		2007(1)
Net Asset Value, Beginning of Period		$ 10.00
Income (Loss) from Investment Operations:
	Net investment income (loss) (2)	0.11
	Net realized and unrealized gain (loss) (2)	(0.14)
	Total from investment operations	(0.03)

Net Asset Value, End of Period		$ 9.97

Total Return*		-0.30%
Ratios and Supplemental Data:
	Net assets, end of period	$ 10
	Ratio of net operating expenses to average net assets (3)(5)	0.90%
	Ratio of gross operating expenses to average net assets (3)(5)	119.35%
	Ratio of net investment income (loss) to average net assets (3)(5)(6)	1.59%
	Portfolio Turnover Rate (4)	7%
(1)	ETF 2010 Portfolio and ETF 2015 Portfolio commenced operations May 1, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Annualized for periods less than one year.
(4)	Not annualized.
(5)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment
	companies in which each Fund invests.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

ETF 2020 Portfolio - Class II Shares

		For the
		Period Ended
		December 31,
		2007(1)
Net Asset Value, Beginning of Period		$ 10.00
Income (Loss) from Investment Operations:
	Net investment income (loss) (2)	0.12
	Net realized and unrealized gain (loss) (2)	(0.23)
	Total from investment operations	(0.11)

Net Asset Value, End of Period		$ 9.89

Total Return*		-1.10%
Ratios and Supplemental Data:
	Net assets, end of period	$ 10
	Ratio of net operating expenses to average net assets (3)(5)	0.90%
	Ratio of gross operating expenses to average net assets (3)(5)	26.10%
	Ratio of net investment income (loss) to average net assets (3)(5)(6)	1.75%
	Portfolio Turnover Rate (4)	38%

ETF 2025 Portfolio - Class II Shares

		For the
		Period Ended
		December 31,
		2007(1)
Net Asset Value, Beginning of Period		$ 10.00
Income (Loss) from Investment Operations:
	Net investment income (loss) (2)	0.07
	Net realized and unrealized gain (loss) (2)	(0.09)
	Total from investment operations	(0.02)

Net Asset Value, End of Period		$ 9.98

Total Return*		-0.20%
Ratios and Supplemental Data:
	Net assets, end of period	$ 10
	Ratio of net operating expenses to average net assets (3)(5)	0.90%
	Ratio of gross operating expenses to average net assets (3)(5)	199.29%
	Ratio of net investment income (loss) to average net assets (3)(5)(6)	1.00%
	Portfolio Turnover Rate (4)	43%
(1)	ETF 2020 Portfolio and ETF 2025 Portfolio commenced operations May 1, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Annualized for periods less than one year.
(4)	Not annualized.
(5)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment
	companies in which each Fund invests.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

ETF 2030 Portfolio - Class II Shares

		For the
		Period Ended
		December 31,
		2007(1)
Net Asset Value, Beginning of Period		$ 10.00
Income (Loss) from Investment Operations:
	Net investment income (loss) (2)	0.09
	Net realized and unrealized gain (loss) (2)	(0.25)
	Total from investment operations	(0.16)

Net Asset Value, End of Period		$ 9.84

Total Return*		-1.60%
Ratios and Supplemental Data:
	Net assets, end of period	$ 10
	Ratio of net operating expenses to average net assets (3)(5)	0.90%
	Ratio of gross operating expenses to average net assets (3)(5)	128.19%
	Ratio of net investment income (loss) to average net assets (3)(5)(6)	1.32%
	Portfolio Turnover Rate (4)	79%

ETF 2040 Plus Portfolio - Class II Shares

		For the
		Period Ended
		December 31,
		2007(1)
Net Asset Value, Beginning of Period		$ 10.00
Income (Loss) from Investment Operations:
	Net investment income (loss) (2)	0.08
	Net realized and unrealized gain (loss) (2)	(0.34)
	Total from investment operations	(0.26)

Net Asset Value, End of Period		$ 9.74

Total Return*		-2.60%
Ratios and Supplemental Data:
	Net assets, end of period	$ 10
	Ratio of net operating expenses to average net assets (3)(5)	0.90%
	Ratio of gross operating expenses to average net assets (3)(5)	547.41%
	Ratio of net investment income (loss) to average net assets (3)(5)(6)	1.18%
	Portfolio Turnover Rate (4)	18%
(1)	ETF 2030 Portfolio and ETF 2040 Plus Portfolio commenced operations May 1, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Annualized for periods less than one year.
(4)	Not annualized.
(5)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment
	companies in which each Fund invests.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees of

XTF Advisors Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ETF 2010 Portfolio, ETF 2015 Portfolio, ETF 2020 Portfolio, ETF 2025 Portfolio, ETF 2030 Portfolio, and  ETF 2040 Plus Portfolio (the “Funds”), each a series of XTF Advisors Trust as of December 31, 2007, and the related statements of operations, statement of changes in net assets and the financial highlights for the period May 1, 2007 (commencement of operations) through December 31, 2007.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the Funds’ custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the Funds, as of December 31, 2007, the results of their operations, changes in their net assets, and their financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen Fund Audit Services, Ltd.

Westlake, Ohio

February 27, 2008

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of the Portfolios will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses.    The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.   Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from July 1, 2007 through December 31, 2007.

Actual Expenses:  The first table provides information about actual account values and actual expenses.  The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period.  Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

Actual Expenses – Table 1:	Beginning Account Value – 7/1/2007	Ending Account Value – 12/31/2007	Expense Paid 7/1/2007-12/31/2007*	Expense Ratio Annualized
ETF 2010 Portfolio – Class I	$1,000.00	$986.10	$3.25	0.65%
ETF 2010 Portfolio – Class II	1,000.00	986.10	4.51	0.90
ETF 2015 Portfolio – Class I	1,000.00	977.40	3.24	0.65
ETF 2015 Portfolio – Class II	1,000.00	977.40	4.49	0.90
ETF 2020 Portfolio – Class I	1,000.00	967.70	3.22	0.65
ETF 2020 Portfolio – Class II	1,000.00	967.70	4.46	0.90
ETF 2025 Portfolio – Class I	1,000.00	975.60	3.24	0.65
ETF 2025 Portfolio – Class II	1,000.00	975.60	4.48	0.90
ETF 2030 Portfolio – Class I	1,000.00	961.90	3.21	0.65
ETF 2030 Portfolio – Class II	1,000.00	961.90	4.45	0.90
ETF 2040 Plus Portfolio – Class I	1,000.00	950.20	3.20	0.65
ETF 2040 Plus Portfolio – Class II	1,000.00	950.20	4.42	0.90

Hypothetical Examples for Comparison Purposes:  The second table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period.  This information may be used to compare the ongoing costs of investing in the fund and other mutual funds.  To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Hypothetical 5% Return Before Expenses – Table 2:	Beginning Account Value	Ending Account Value – 12/31/2007	Expense Paid *	Expense Ratio Annualized
ETF 2010 Portfolio – Class I	$1,000.00	$1,021.93	$3.31	0.65%
ETF 2010 Portfolio – Class II	1,000.00	1,020.67	4.58	0.90
ETF 2015 Portfolio – Class I	1,000.00	1,021.93	3.31	0.65
ETF 2015 Portfolio – Class II	1,000.00	1,020.67	4.58	0.90
ETF 2020 Portfolio – Class I	1,000.00	1,021.93	3.31	0.65
ETF 2020 Portfolio – Class II	1,000.00	1,020.67	4.58	0.90
ETF 2025 Portfolio – Class I	1,000.00	1,021.93	3.31	0.65
ETF 2025 Portfolio – Class II	1,000.00	1,020.67	4.58	0.90
ETF 2030 Portfolio – Class I	1,000.00	1,021.93	3.31	0.65
ETF 2030 Portfolio – Class II	1,000.00	1,020.67	4.58	0.90
ETF 2040 Plus Portfolio – Class I	1,000.00	1,021.93	3.31	0.65
ETF 2040 Plus Portfolio – Class II	1,000.00	1,020.67	4.58	0.90

* Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the days in reporting period).

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Board of Trustees & Officers

The Trust is governed by a Board of Trustees, which oversees the Portfolios’ operations. Officers are appointed by the Trustees and serve at the pleasure of the Board.  The table below shows, for each Trustee and Officer, his or her name, address, and age, the position held with the Trust, the length of time served as Trustee and Officer of the Trust, the Trustee’s or Officer’s principal occupations during the last five years, the number of portfolios in the XTF Trust Family of Funds overseen by the Trustee or Officer, and other directorships held by the Trustee or Officer.

The Trust’s Statement of Additional Information contains additional information about the Trustees and Officers and is available without charge, upon request, by calling 1-877-645-1707.

Interested Trustees

Name, Age and Address	Position(s) Held with Trust	Term* / Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Officer
Michael Miola, 55*** c/o Gemini Fund Services, LLC 450 Wireless Boulevard Hauppauge, NY 11788	Chairman of the Board and President	Since 2007

Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC; CLS Investment Firm, LLC; GemCom, LLC and Fund Compliance Services, LLC; Director of Constellation Trust Company

				25 Portfolios	AdvisorOne Funds; Northern Lights Fund Trust; Northern Lights Variable Trust; Constellation Trust Company.

Independent Trustees

Name, Age and Address	Position(s) Held with Trust	Term* / Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee
L. Merrill Bryan, 62 c/o Gemini Fund Services, LLC 450 Wireless Boulevard Hauppauge, NY 11788	Trustee	Since 2007	Retired; formerly Senior Vice President & Chief Information Officer of Union Pacific Corporation.	25 Portfolios	AdvisorOne Funds; Northern Lights Fund Trust, Northern Lights Variable Trust.
Gary W. Lanzen, 53 c/o Gemini Fund Services, LLC 450 Wireless Boulevard Hauppauge, NY 11788	Trustee	Since 2007	Chief Investment Officer (2006-Present), formerly President of Orizon Investment Counsel, LLC; formerly Partner, Orizon Group, Inc.	25 Portfolios	AdvisorOne Funds; Northern Lights Fund Trust; Northern Lights Variable Trust.
Anthony J. Hertl, 57 c/o Gemini Fund Services, LLC 450 Wireless Boulevard Hauppauge, NY 11788	Trustee	Since 2007

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years.  Mr. Hertl also held various senior management positions at Prudential Securities, including Chief Financial Officer- Specialty Finance Group, Director of Global Taxation and Capital Markets Comptroller.  Mr. Hertl is also a CPA.

				25 Portfolios	AdvisorOne Funds; Northern Lights Fund Trust; Northern Lights Variable Trust; Satuit Capital Management Trust; The Z Seven Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Senior Officers

Name, Age and Address	Position(s) Held with Trust	Term* / Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer**	Other Directorships Held by Officer
Andrew Rogers, 38 450 Wireless Boulevard Hauppauge, NY 11788	Treasurer	Since 2007

President and Manager, Gemini Fund Services, LLC (since 2006); Senior Vice President and Director of Fund Administration, Gemini Fund Services, LLC (2001-2005); President, Fund Compliance Services, LLC (2004-2006);  President, GemCom LLC; (2004-2006); Vice President, JP Morgan Chase & Co. (1998-2001)

				None	None
Emile R. Molineaux, 45 450 Wireless Boulevard Hauppauge, NY 11788	Secretary	Since 2007	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (since 2003); Vice President, Fund Compliance Services, LLC (since 2003); In-house Counsel, The Dreyfus Funds (1999-2003)	None	None
Michael J. Wagner, 57 450 Wireless Blvd, Hauppauge, NY 11788	Chief Compliance Officer	Since 2007

President (4/06- present), Chief Operating Officer (9/04-3//06), and Manager of Fund Compliance Services, LLC and GemCom, LLC; President and Manager, Gemini Fund Services, LLC (2004-2006); Director of Constellation Trust Company.

				None	None

*     Each Trustee will serve an indefinite term until his successor, if any, is duly elected and qualified.   Officers of the Trust are elected annually.

**   The term “Fund Complex” refers to XTF Advisors Trust and XTF Investors Trust.

*** Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  CLS Investment Firm, LLC (the Trust’s Adviser), Gemini Fund Services, LLC (the Trust’s Administrator) and Aquarius Fund Distributors, LLC (the Trust’s Distributor).

How to Obtain Proxy Voting Information

Information regarding how the Portfolio voted proxies relating to portfolio securities during the period ended August 31, 2007 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-877-645-1707 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-645-1707.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2007

$ 48,000

(b)

Audit-Related Fees

FY 2007

$ 0

Nature of the fees:

(c)

Tax Fees

FY 2007

$ 7,000

Nature of the fees:

Preparation of federal and state tax returns.

(d)

All Other Fees

Registrant

Adviser

FY 2007

$ 0

$ 0

Nature of the fees:

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the audit committee.

(2)

Percentages of 2007 Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

0%

0%

Tax Fees:

0%

0%

All Other Fees:

0%

0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2007

$ 7,000

$ None

(h)

Not applicable.  All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2007.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.   Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 31, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Code of Ethics filed herewith.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

XTF Advisors Trust

By (Signature and Title)

*

/s/ Michael Miola

Michael Miola, President and Chief Executive Officer

Date

2/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/ Andrew Rogers

Andrew Rogers, Treasurer

Date

2/26/08

By (Signature and Title)

*

/s/ Michael Miola

Michael Miola, President and Chief Executive Officer

Date

2/26/08

* Print the name and title of each signing officer under his or her signature.